Canadian Government Research and Development Program Liability - Narrative (Detail) $ in Millions, $ in Millions	1 Months Ended
	Apr. 30, 2019 CAD ($)	Dec. 31, 2021 USD ($)	Apr. 30, 2021	Dec. 31, 2020 USD ($)
Research and Development [Abstract]
Lesser eligible costs percentage	18.48%
Lesser eligible costs	$ 23.0
Funding repayment period	15 years
Maximum repayment ratio compared to actual funding received	1.25
Funding reduction percentage			50.00%
Minimum costs of commercial plants	$ 500.0
Commercial plants constructed and operational period	30 months
Funding liability		$ 6.8		$ 6.2